Related party transactions - Summary of Transactions Due To Related Parties (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Nov. 30, 2018
Schedule Of Transactions Due To Related Parties [Line Items]
Advances from related parties	¥ 36		¥ 150
Long-term loan from related parties		11,521	1,015
Nanjing Animal Pharmaceutical [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Trade payables to related parties	874	45
Beijing Petdog [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Advances from related parties	36
Wuhan Chunzhijin [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Advances from related parties			150
Yingzhi (Lisa) Tang [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Long-term loan from related parties		2,521	1,015	¥ 4,000
Yan Jiang [Member]
Schedule Of Transactions Due To Related Parties [Line Items]
Long-term loan from related parties		¥ 9,000